Stockholders’ Deficit (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Mar. 21, 2022	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Stockholders’ Deficit [Line Items]
Common stock, shares authorized (in Shares)		15,000,000	15,000,000
Common stock, par value		$ 0.0001	$ 0.0001
Common stock, shares outstanding (in Shares)		1,846,250	1,846,250
Common stock, shares issued (in Shares)		1,846,250	1,846,250
Estimated fair value rights (in Dollars)		$ 4.4
Fair value rights price per unit		$ 0.76
Expected volatility percentage		12.96%
Price per warrant	$ 11.5	$ 0.01
Percentage of equity proceeds		60.00%
Trading day period, term		20 days
Redemption period		30 days
Public Rights [Member]
Stockholders’ Deficit [Line Items]
Warrants outstanding (in Shares)		5,750,000
Private Rights [Member]
Stockholders’ Deficit [Line Items]
Warrants outstanding (in Shares)			351,250
Public Warrants [Member]
Stockholders’ Deficit [Line Items]
Warrants outstanding (in Shares)		5,750,000	351,250
Warrant [Member]
Stockholders’ Deficit [Line Items]
Number of shares of right issued (in Shares)		5,750,000	270,250
Purchase of each warrant (in Shares)		1
Price per warrant	$ 11.5	$ 11.5
Warrants expiry term		5 years
Trading day period, term		10 days
Market price per share		$ 9.2
Market price percentage		115.00%
Redemption trigger price		$ 16.5
Market value percentage		165.00%
Number of trading days		20 days
Trading day period ending term		30 days
Measurement Input, Expected Term [Member]
Stockholders’ Deficit [Line Items]
Expected volatility term		1 year
Measurement Input, Expected Term [Member] | Warrant [Member]
Stockholders’ Deficit [Line Items]
Expected life		5 years
Measurement Input, Risk Free Interest Rate [Member]
Stockholders’ Deficit [Line Items]
Risk-free interest rate		0.75%
Measurement Input, Risk Free Interest Rate [Member] | Warrant [Member]
Stockholders’ Deficit [Line Items]
Risk-free interest rate		1.16%
Measurement Input, Exercise Price [Member]
Stockholders’ Deficit [Line Items]
Exercise price		$ 0
Measurement Input, Exercise Price [Member] | Warrant [Member]
Stockholders’ Deficit [Line Items]
Exercise price		11.5
Measurement Input, Share Price [Member]
Stockholders’ Deficit [Line Items]
Stock price		9.03
Measurement Input, Share Price [Member] | Warrant [Member]
Stockholders’ Deficit [Line Items]
Stock price		$ 9.03
Measurement Input, Price Volatility [Member] | Warrant [Member]
Stockholders’ Deficit [Line Items]
Percentage of expected volatility		12.96%
Common Stock [Member]
Stockholders’ Deficit [Line Items]
Common stock, shares outstanding (in Shares)		1,846,250	1,846,250	1,846,250
Common Stock [Member] | Warrant [Member]
Stockholders’ Deficit [Line Items]
Price per share		$ 16.5
Business Combination [Member]
Stockholders’ Deficit [Line Items]
Business combination issue price		$ 9.2
IPO [Member]
Stockholders’ Deficit [Line Items]
Number of shares of right issued (in Shares)	5,750,000	6,101,250	6,101,250
Price per share	$ 10
IPO [Member] | Warrant [Member]
Stockholders’ Deficit [Line Items]
Price per warrant		$ 0.21
Fair value of the warrants (in Dollars)		$ 1.2
IPO [Member] | Rights [Member]
Stockholders’ Deficit [Line Items]
Number of shares of right issued (in Shares)		5,750,000